SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of preliminary purchase price allocation	The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, and contingent consideration or non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash (2)	$219	$4,741	$4,039	$8,999
Non-cash consideration	—	19	—	19
Contingent consideration	63	—	359	422
Total consideration	$282	$4,760	$4,398	$9,440

(US$ MILLIONS)
Cash and cash equivalents	$11	$100	$165	$276
Accounts receivable and other, net	52	414	304	770
Inventory, net	—	104	484	588
Property, plant and equipment	56	1,963	467	2,486
Intangible assets	84	1,941	2,507	4,532
Goodwill	290	1,667	1,829	3,786
Equity accounted investments and other assets	9	5	31	45
Accounts payable and other	(96)	(817)	(773)	(1,686)
Non-recourse borrowings in subsidiaries of the partnership	(103)	(27)	(2)	(132)
Deferred income tax liabilities	(21)	(590)	(604)	(1,215)
Net assets acquired before non-controlling interests	$282	$4,760	$4,408	$9,450
Non-controlling interests acquired	—	—	(10)	(10)
Net assets acquired	$282	$4,760	$4,398	$9,440
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(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period.
(2)Cash consideration includes $80 million, $581 million and $500 million of equity from the partnership in the business services, infrastructure services and industrials segments, respectively.
Final valuations are yet to be confirmed and increases or decreases in the fair value of relevant balance sheet amounts will result in adjustments to the following preliminary purchase price allocation:

(US$ MILLIONS)
Total consideration	$5,684

Property, plant and equipment	$274
Equity accounted investments	409
Intangible assets	4,009
Goodwill	1,203
Net other assets	413
Deferred income tax liabilities	(310)
Net other liabilities	(314)
Net assets acquired	$5,684